Related parties	12 Months Ended
Dec. 31, 2024
Related parties
Related parties

 27.    Related parties

Transactions with key management personnel

	December 31, 2024	December 31, 2023	December 31, 2022
Direct compensation	1,717	2,264	2,153
Share-based compensation program	83	25	11

The Group has no additional post-employment obligation, as well as no other long-term benefits, such as premium leave and other severance benefits. The Group also does not offer other benefits in connection with the dismissal of its Senior Management’s members. These expenses are being recognized in general and administrative expenses.